Offerings - Offering: 1	Jun. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, 2009 Stock Incentive Plan
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	91.04
Maximum Aggregate Offering Price	$ 910,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,383.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of the Common Stock, $0.01 par value per share (the "Common Stock") of Zimmer Biomet Holdings, Inc. (the "Registrant") that become issuable under the Registrant's 2009 Stock Incentive Plan, as amended and restated (the "Plan") by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 10,000,000 additional shares of Common Stock that were added to the shares available for issuance under the Plan. (3) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $91.04 per share, which is the average of the high and low selling prices per share of the Registrant's Common Stock on June 17, 2025, as reported on the New York Stock Exchange.